Land Use Rights - Schedule of Amortization Expense (Details) - Land Use Rights [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
2025	$ 83,137
2026	83,137
2027	83,137
2028	83,137
2029	83,137
Thereafter	2,170,943
Total	$ 2,586,628	$ 2,754,442